3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/etfs

January 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and Statement of Additional Information for those funds listed in Appendix A, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A. Post-Effective Amendment No. 711 was filed electronically with the Securities and Exchange Commission on January 24, 2019 and effective January 25, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 684-6929.

Very truly yours,

/s/ Stacie L. Lamb

Stacie L. Lamb

Counsel

Invesco Capital Management LLC

Appendix A

Invesco Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF

Invesco Global ESG Revenue ETF

Invesco Global Revenue ETF

Invesco International Revenue ETF

Invesco International Ultra Dividend Revenue ETF

Invesco Russell 1000® Low Volatility Factor ETF

Invesco Russell 1000® Momentum Factor ETF

Invesco Russell 1000® Quality Factor ETF

Invesco Russell 1000® Size Factor ETF

Invesco Russell 1000® Value Factor ETF

Invesco Russell 1000® Yield Factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Financials Revenue ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P Ultra Dividend Revenue ETF